Offerings	Mar. 10, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Offering Note
Units may be issued under a unit agreement and will represent an interest in one or more securities registered under this registration statement including shares of common stock or preferred stock, debt securities or warrants, in any combination, which may or may not be separable from one another.
Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement consists of $75,000,000 of unsold securities (the “Unsold Securities”) previously registered pursuant to the registration statement on Form S-3 (File No. 333-271061), which was declared effective on April 6, 2023 (the “Prior Registration Statement”). The $8,265.00 filing fee associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) pursuant to the Prior Registration Statement is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock, $0.0001 par value per share
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units(2)
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-271061
Carry Forward Initial Effective Date	Apr. 06, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred stock, $0.0001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-271061
Carry Forward Initial Effective Date	Apr. 06, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-271061
Carry Forward Initial Effective Date	Apr. 06, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-271061
Carry Forward Initial Effective Date	Apr. 06, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units(2)
Carry Forward Form Type	S-3
Carry Forward File Number	333-271061
Carry Forward Initial Effective Date	Apr. 06, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 75,000,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-271061
Carry Forward Initial Effective Date	Apr. 06, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 8,265